Note 32 - Common Shares (Detail)	12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
Issued and fully paid [Member]
Number of shares [line items]
Common shares, beginning balance	2,066,773,131	2,066,773,131
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	0
Common shares cancelled	(26,530,172)	0
Shares purchased for treasury	0	0
Shares sold or distributed from treasury	0	0
Common shares, ending balance	2,040,242,959	2,066,773,131
Treasury shares [Member]
Number of shares [line items]
Common shares, beginning balance	(28,931,618)	(678,948)
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	0
Common shares cancelled	26,530,172	0
Shares purchased for treasury	(81,868,366)	(55,830,172)
Shares sold or distributed from treasury	36,074,703	27,577,502
Common shares, ending balance	(48,195,109)	(28,931,618)
Outstanding [Member]
Number of shares [line items]
Common shares, beginning balance	2,037,841,513	2,066,094,183
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	0
Common shares cancelled	0	0
Shares purchased for treasury	(81,868,366)	(55,830,172)
Shares sold or distributed from treasury	36,074,703	27,577,502
Common shares, ending balance	1,992,047,850	2,037,841,513